Organization and Principal Activities (Details) - $ / shares	Jan. 31, 2024	Dec. 31, 2023	Apr. 30, 2022	Feb. 19, 2021	Feb. 09, 2021	Mar. 30, 2020
Organization and Principal Activities [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
WFOE net income percentage				100.00%
Ownership [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage			100.00%
Acquire non-controlling interests percentage					6.45%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Issued non-controlling shareholders (in Dollars per share)					$ 1,065,089
Shenzhen Jam Box Technology Co., Ltd. (“Shenzhen Jam box”) [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage		56.00%
Shenzhen Jam Box [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage		20.00%
Shenzhen HipHopJust Information Technology Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage		80.00%
Exclusive Services Agreement [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage						93.55%
Subsequent Event [Member] | Shenzhen Jam Box Technology Co., Ltd. (“Shenzhen Jam box”) [Member]
Organization and Principal Activities [Line Items]
Equity interest, percentage	36.00%
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd [Member]
Organization and Principal Activities [Line Items]
Interest percentage		51.00%
Unrelated Party [Member]
Organization and Principal Activities [Line Items]
Interest percentage		49.00%